Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Assets under construction amounts	€ 2.3	€ 2.7
Construction expenditure incurred but not paid	€ 1.0	€ 2.1